Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of borrowings
	Annual financial charges		2018	2017
Foreign currency
Bonds	Note 15 (b)		21,930,575	20,082,588
Export prepayment	Note 15 (c)		810,542	781,573
Export credit notes	Exchange variation + 7.30	(i)		679,895
Working capital	US dollar exchange variation + 3.15%			883,181
Working capital	Argentine Peso exchange variation		48
Investments	Note 15 (d)		620,160
Other - SACE	Note 15 (e)		1,147,397
Transactions costs			(346,921)	(285,657)
			24,161,801	22,141,580

Current liabilities			610,922	985,639
Non-current liabilities			23,550,879	21,155,941
Total			24,161,801	22,141,580

Local currency
Export credit notes	100.00 of CDI + 0.70		406,258
Export credit notes	105.00 and 108.00 of CDI	(i)		508,146
BNDES	TJLP + interest between 0.00 and 2.62	(i)		31,347
BNDES	SELIC + 2.32	(i)		22,039
BNDES	Interest between 3.50 and 4.00	(ii)	52,081	132,020
BNB/ FINEP/ FUNDES/FINISA/FINAME	5.83%	(iii)	239,969	486,227
FINAME	TJLP + 6.00		555	2,293
Fundo de Desenvolvimento do Nordeste (FDNE)	6.5%		37,099	42,045
Other	19.14%		426	655
Transactions costs			(33)	(4,931)
			736,355	1,219,841

Current liabilities			126,514	199,142
Non-current liabilities			609,841	1,020,699
Total			736,355	1,219,841

Foreign currency and local currency
Current liabilities			737,436	1,184,781
Non-current liabilities			24,160,720	22,176,640
Total			24,898,156	23,361,421

(i)        Contracts with advanced settlement.

(ii)      Contracts partially settled in advance in the amount of R$32.287.

(iii)     Contracts partially settled in advance in the amount of R$138.230.

Schedule of bonds
		Issue amount		Interest
Issue date		US$	Maturity	(% per year)	2018	2017
June-2008		500,000	June-2018	7.25		440,274
May-2010		400,000	May-2020	7.00	81,434	159,341
May-2010		350,000	May-2020	7.00	1,370,156	1,169,732
October-2010	(i)	450,000	no maturity date	7.38	985,767	1,514,826
April-2011		750,000	April-2021	5.75	2,676,195	2,502,351
July-2011		500,000	July-2041	7.13	1,997,984	1,705,722
February-2012		250,000	April-2021	5.75	980,304	836,907
February-2012		250,000	no maturity date	7.38	985,767	841,570
May-2012		500,000	May-2022	5.38	1,954,177	1,668,323
July-2012		250,000	July-2041	7.13	998,992	852,861
February-2014		500,000	February-2024	6.45	1,988,773	1,697,859
May-2014		250,000	February-2024	6.45	994,387	848,929
October-2017		500,000	January-2023	3.50	1,969,609	1,667,025
October-2017		1,250,000	January-2028	4.50	4,947,030	4,176,868
Total		6,700,000			21,930,575	20,082,588

(i)    Part of the contracts settled in the amount of R$825,720.

Schedule of export pre-payment
	Initial amount
	of the transaction
Issue date	(US$ thousand)	Maturity	Charges (% per year)	2018	2017
January-2013	200,000	November-2022	US dollar exchange variation + semiannual Libor + 1.10	311,082	331,701
September-2017	135,000	March-2017	US dollar exchange variation + semiannual Libor + 1.61	499,460	449,872
Total	335,000			810,542	781,573

Schedule of capital raised for investments
		Initial amount
		of the transaction
Issue date		(US$)	Maturity	Charges (% per year)	2018	2017
July-2018	(i)	158,150	December-2028	Us dollar exchange variation + semianual Libor + 0.65	620,160
Total		158,150			620,160

(i)        US$130,650 released in July 2018, US$13,677 released in September 2018 and US$13,823 released in December 2018.

Schedule of others - SACE
	Initial amount
	of the transaction
Issue date	(US$)	Maturity	Charges (% per year)	2018	2017
November-2018	295,125	November-2028	Us dollar exchange variation + semianual Libor + 0.90	1,147,397
Total	295,125			1,147,397

Schedule of long-term maturities
	2018	2017

2019		1,245,895
2020	1,748,531	2,199,869
2021	3,933,857	3,655,465
2022	2,256,444	1,801,844
2023	2,355,549	1,709,587
2024	3,336,032	2,539,216
2025	234,270	45,994
2026	234,296	44,239
2027	205,157	17,586
2028 and thereafter	9,856,584	8,916,945
Total	24,160,720	22,176,640

Schedule of guarantees
		Total	Total
Loans	Maturity	debt 2018	guaranteed	Guarantees

BNB	December-2022	88,909	88,909	Mortgage of plants, pledge of machinery and equipment
BNB	March-2023	32,093	32,093	Bank surety
BNDES	January-2021	52,081	52,081	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES	June-2020	47,929	47,929	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP	July-2024	61,725	61,725	Bank surety
FINEP	December-2019	2,872	2,872	Bank surety, pledge of equipment and current account lockout (restricted fund).
FINAME	April-2021	1,496	1,496	Pledge of equipment
FINISA	December-2023	5,500	5,500	Bank surety
OTHER	July-2021	424	424	Pledge of equipment
Total		293,029	293,029